FINANCIAL LIABILITIES FINANCIAL LIABILITIES - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	May 29, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion, shares	1,300,000	1,300,000
Exchangeable and Class B Shares
Disclosure of detailed information about financial instruments [line items]
Number Of Share Issued, Price Per Share, Opening				$ 38.09
Number Of Share Issued, Price Per Share	$ 41.11	$ 41.11		$ 35.97	$ 0
Exchangeable share conversion, value	$ (54,000,000)
Exchangeable Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Dividends recognised as distributions to owners per share		$ 0.485
Dividends recognised as distributions to owners		$ 22,000,000
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of detailed information about financial instruments [line items]
Deferred consideration, annual interest accrual	3.35%	3.35%
Issued capital [member] | Exchangeable Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion, shares	(1,326,214)
Number of shares outstanding	45,023,109	45,023,109	45,200,000	46,349,323	0